License Agreements	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
License agreements

6. License agreements

The Company entered into a research and exclusive license agreement with Yissum Research Development Company of the Hebrew University in Jerusalem Ltd. ("Yissum"), for the use, development and commercialization of TAT-MTS-Protein for protein replacement in mitochondrial diseases. On September 30, 2016, the Company terminated the license agreement with Yissum and surrendered all rights and titles to the licensed product and related data.

The Company entered into an exclusive license agreement with Ramot at Tel Aviv University Ltd. ("Ramot") for the use, development and commercialization of a read-through platform. The consideration to Ramot was composed of a tiered low single digit royalty on net sales and a sublicense fee that in the single digit percent range of payments or other consideration that the Company receives in connection with a sublicense. On November 29, 2016, the Company executed a mutual termination agreement with Ramot pursuant to which it surrendered all rights and titles to the platform and related data.